COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company enters into agreements to obtain the rights to certain intellectual property. These agreements may require an up-front payment, milestone payments and/or royalties. Typically, the Company has certain rights to cancel these agreements, with notice, without additional payments due other than the amount due at the time of cancellation. As of September 30, 2014, the aggregate amount of these future payments, assuming achievement of applicable milestones and non-cancellation, was $1,613 over a period not less than five years. Royalties ranging from 2% to 10% of net sales may be due on the sales of related products. Some of the agreements contain minimum annual royalty amounts.

In November 2011, the Company entered into an agreement to purchase certain proprietary technology which could require it to make additional aggregate payments of up to $13,350 should certain milestones be met, including milestones related to regulatory applications and approvals. Cumulative payments under this agreement totaled $100 through September 30, 2014. In addition, milestone payments of $500, $2,000 and $4,000 are due upon the achievement of net sales of related products of $10,000, $25,000 and $50,000, respectively. A royalty payment of 7% of net sales of related products may be due until such sales reaches $20,000. The product related to this agreement has not yet been commercialized.

The medical device industry is characterized by frequent claims and litigation, including claims regarding patent and other intellectual property rights as well as improper hiring practices. The Company is not aware of any pending or threatened legal proceeding against it that the Company expects would have a material adverse effect on its business, operating results or financial condition. However, the Company is a party in multiple legal actions involving claimants seeking various remedies, including monetary damages and none of the outcomes are certain or entirely within the Company's control.

COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases office space for its corporate headquarters under a non-cancelable operating lease agreement that expires in May 2015. The lease calls for initial rent payments of approximately $78 per month subject to a 3% yearly escalation. The lease provides for various renewal periods. Additionally, K2M has entered into lease addendums to lease additional space.
The Company has also entered into a five-year operating lease for space that houses a machine shop that supports certain research, development, and operational efforts. Rents escalate at approximately 4% per year.
As of December 31, 2013, future minimum lease payments under the non-cancelable operating lease agreement are as follows:

Operating Lease Obligations
Year ending December 31:
2014	$2,075
2015	1,030
2016	299
2017	32
2018	9

Total minimum payments	$3,445

Total rent expense under non-cancelable operating lease agreements was $1,788, $1,787 and $1,766 during the years ended December 31, 2011, 2012 and 2013, respectively.
Intellectual Property
In the normal course of business, the Company enters into agreements to obtain the rights to certain intellectual property. These agreements may require an up-front payment, milestone payments, and/or royalties. Typically, the Company has certain rights to cancel these agreements with notice, without additional payments due other than the amount due at the time of cancellation. As of December 31, 2013, the aggregate amount of these future payments, assuming achievement of applicable milestones and non-cancellation, is $1,813 over a period not less than five years. Royalties ranging from 2% to 10% of net sales may be due on the sales of related products. Some of the agreements contain minimum annual royalty amounts.
In November 2011, the Company entered into an agreement to purchase certain proprietary technology which could require payments up to $13,350 should certain milestones be met, including milestones related to regulatory applications and approvals. As of December 31, 2011, $50 had been paid against this agreement which was due upon signing. During 2012 and 2013, the Company made no additional payments. Milestone payments of $500, $2,000 and $4,000 are due upon the achievement of net sales of related products of $10,000, $25,000 and $50,000, respectively. A royalty payment of 7% of net sales of related products may be due until such sales reaches $20,000. The product related to this agreement has not yet been commercialized.